INCOME TAXES - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
INCOME TAXES
Current income tax expense	$ (1,112)	$ 873
Deferred income tax recovery	145	(239)
Provision for (recovery of) income taxes	$ (967)	$ 634